Segment information - Geographical areas (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of geographical location
Number of reportable segments | segment	1
Revenue	$ 45,811	$ 44,351	$ 37,417
UK
Disclosure of geographical location
Revenue	3,368	3,117	3,245
Outside the UK
Disclosure of geographical location
Revenue	42,443	41,234	34,172
Europe
Disclosure of geographical location
Revenue	9,725	8,909	7,827
France
Disclosure of geographical location
Revenue	1,152	1,107	915
Germany
Disclosure of geographical location
Revenue	2,099	1,902	1,486
Italy
Disclosure of geographical location
Revenue	813	735	577
Spain
Disclosure of geographical location
Revenue	847	738	578
Sweden
Disclosure of geographical location
Revenue	1,704	1,721	2,322
Others, Europe
Disclosure of geographical location
Revenue	3,110	2,706	1,949
The Americas
Disclosure of geographical location
Revenue	20,771	19,619	14,022
Canada
Disclosure of geographical location
Revenue	967	1,166	772
US
Disclosure of geographical location
Revenue	18,121	17,278	12,047
Other Americas excluding US and Canada
Disclosure of geographical location
Revenue	1,683	1,175	1,203
Asia, Africa And Australasia
Disclosure of geographical location
Revenue	11,947	12,706	12,323
Australia
Disclosure of geographical location
Revenue	390	571	547
China
Disclosure of geographical location
Revenue	5,872	5,743	6,002
Japan
Disclosure of geographical location
Revenue	3,640	3,986	3,395
Other Asia, Africa and Australasia excluding Australia, China and Japan
Disclosure of geographical location
Revenue	$ 2,045	$ 2,406	$ 2,379